RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

During the fiscal years ended September 30, 2024 and 2023, EXEO Group, a holder of more than 5% of the Company’s outstanding share capital and a multinational radio and telecommunication device distributor, purchased mesh Wi-Fi access points PCWL devices from the Company for a total amount of ¥78,142 thousand and ¥60,011 thousand, respectively. The Company’s sale was in the arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors. The account receivable balance from EXEO Group as of September 30, 2024 and 2023 was ¥1,394 thousand and ¥48,044 thousand, respectively. The contract liabilities balance to EXEO Group as of September 30, 2024 and 2023 was ¥13,822 thousand and 10,929 thousand, respectively.

During the fiscal years ended September 30, 2024, 2023, and 2022, SHIMIZU CORPORATION, a holder of more than 5% of the Company’s outstanding share capital and a multinational construction company, purchased mesh Wi-Fi access points PCWL devices from the Company for a total amount of ¥1,856 thousand, ¥189 thousand, and ¥21,735 thousand respectively. The Company’s sale was in the arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors. The account receivable balance from SHIMIZU CORPORATION as of September 30, 2024 and 2023 was nil and ¥165 thousand, respectively.

During the fiscal years ended September 30, 2024, 2023, and 2022, Sojitz Corporation, a holder of more than 5% of the Company’s outstanding share capital and a multinational trading company, purchased mesh Wi-Fi access points PCWL devices from the Company for a total amount of nil, nil, and ¥28 thousand, respectively. The Company’s sale was in the arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors. The Company had no account receivable balance from Sojitz Corporation as of September 30, 2024 and 2023.

During the fiscal years ended September 30, 2023 and 2022, KAGA ELECTRONICS CO., LTD., a holder of more than 5% of the Company’s outstanding share capital during such fiscal years and a multinational electronics wholesaler, purchased mesh Wi-Fi access points PCWL devices from the Company for a total amount of ¥35,952 thousand and ¥41,547 thousand, respectively. The Company’s sale was in the arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors. The account receivable balance from KAGA ELECTRONICS CO., LTD. as of September 30, 2023 and 2022 was ¥7,863 thousand and ¥7,379 thousand, respectively.

The Company incurred guarantee fees of ¥132 thousand during the fiscal year ended September 30, 2024 and had prepaid expenses of ¥660 thousand and unpaid guarantee fees of ¥792 thousand as of September 30, 2024 to Hiroshi Furukawa, the Company’s CEO and Representative Director. During the fiscal year ended September 30, 2023, Hiroshi Furukawa extended his personal guarantee to the Company on its 3-year bank loan of ¥50,000 thousand extended on March 31, 2023, and the Company paid him ¥1,371 thousand for guarantee fees. The Company also paid him the past unpaid guarantee fees and accrued interest of ¥8,513 thousand arising from the past personal loans and guarantee transactions from 2012 through 2019.

During the fiscal year ended September 30, 2024, MCC Venture Capital Limited Liability Company a holder of more than 5% of the Company’s outstanding share capital during such fiscal year, entered into a convertible bond agreement with the Company in the amount of ¥199,998 thousand. As of September 30, 2024, the Company had a bond payable of ¥199,998 thousand and accrued interest expenses of ¥19,178 thousand to MCC Venture Capital Limited Liability Company.